Prospectus Supplement dated Nov. 14, 2016
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CA (5/16)	S-6595 CA (5/16)
2.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CA (5/16)	S-6517 CA (5/16)
3.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CA (5/16)	140464 CA (5/16)
4.	RiverSource ® Group Contract I	S-6611 CA (5/16)
5.	RiverSource ® Group Contract II	S-6612 CA (5/16)
The information in this supplement describes changes to certain underlying funds offered under variable annuity contracts (the “Contracts”) and new additional funds that will be offered under Contracts described above. Please read it carefully and keep it with your variable annuity contract product prospectus.
Effective November 14, 2016 (the Effective Date), the following changes will be made to certain investment options offered under your Contract:
•	NFJ Investment Group LLC (NFJ Investment) will no longer serve as the subadviser to the Variable Portfolio – NFJ Dividend Fund (Class 2) and T. Rowe Price Associates, Inc. (T. Rowe Price) will assume day-to-day management of the Fund’s portfolio. Also, on the Effective date, the Fund’s name is changed to Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2).
•	The Palisade Capital Management no longer serves as the subadviser for the Variable Portfolio – Partners Small Cap Growth Fund (Class 2) and the Kennedy Capital Management, Inc. (Kennedy) assumes day-to-day management of the portion of the Fund’s portfolio as a subadviser to the Fund. The rest of the subadvisers remain the same.
The following information will replace the current Funds’ description in the table in “The Variable Account and the Funds” or “Appendix A: The Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2)(previously Variable Portfolio – NFJ Dividend Fund (Class 2))	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Kennedy Capital Management, Inc., London Company of Virginia (doing business as The London Company), and Wells Capital Management Inc., subadvisers.
Effective November 14, 2016, the following additional underlying funds will be available under your Contract:
•	Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
•	Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
•	Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
In conjunction with the changes described above, the following revisions are made in your prospectuses.

I.	The table titled “Annual Operating Expenses of the Funds” in the “Expense Summary” section in your prospectus is hereby amended to include the new underlying funds.
Annual Operating Expenses of the Funds
The table below describes the operating expenses of the funds that you may pay periodically during the time that you own the contract. The table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Total annual operating expenses of each fund*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
Fund name	Management fees	Distribution and/or Service 12b-1 fees	Other expenses	Acquired fund fees and expenses**	Total annual operating expenses	Contractual fee waiver and/or expense reimbursement	Total annual operating expenses after fee waiver
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)	0.22%	0.25%	0.05%	0.43%	0.95%	__	0.95%
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)	0.22%	0.25%	0.03%	0.44%	0.94%	__	0.94%
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)	0.22%	0.25%	0.03%	0.46%	0.96%	__	0.96%
* The Funds provided the information on their expenses and we have not independently verified the information.
** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
II.	The section in your prospectus titled “The Variable Account and the Funds” or “Appendix A: The Funds” is hereby amended to include descriptions for the new underlying funds as follows:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
III.	For products 1 listed in the table on page 1 of this supplement, the following hereby replaces the section “Investment Allocation Restrictions for Certain Benefit Riders” in its entirety:
INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN BENEFIT RIDERS
If you elect the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds (the Funds) under the terms of the rider. The Funds are available to all contract owners, regardless of whether a living benefit rider or the Enhanced Legacy benefit rider has been elected. Currently we offer seven Funds and the number of available Funds may be reduced to one. We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any).
The Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)(1)
2. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (1),(2)
6. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(2)

7. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(2)
(1) Not available for contracts with the Accumulation Protector Benefit rider.
(2) Available on or after Nov. 14, 2016.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Funds. Currently, you can invest in five or seven Portfolio Stabilizer funds, depending on the living benefit rider you own. If you elect the Enhanced Legacy benefit rider, you can invest in all available Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
If you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. This limitation does not apply if you elect the Enhanced Legacy benefit rider. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Funds are managed volatility funds and employ various strategies designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, if a strategy successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the Funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in a Fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
IV.	For products 2 listed in the table on page 1 of this supplement, the following hereby replaces the section “Investment Allocation Restrictions for Living Benefit Riders” in its entirety:
INVESTMENT ALLOCATION RESTRICTIONS FOR LIVING BENEFIT RIDERS
If you elect the SecureSource series rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer (the Funds) under the terms of the rider. The Funds are available to all contract owners, regardless of whether a living benefit rider has been elected. Currently we offer seven Funds, and the number of available Funds may be reduced to one. We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any).
The Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)(1)
2. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(1),(2)
6. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(2)
7. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(2)
(1) Not available for contracts with the Accumulation Protector Benefit rider.
(2) Available on or after Nov. 14, 2016.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Funds. Currently, you can invest in five or seven Funds, depending on the living benefit rider you own. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
If you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Funds are managed volatility funds and employ various strategies designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the Funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in a Fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select the SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.

For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
V.	For products 3 listed in the table on page 1 of this supplement, the following replaces first paragraph of the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Portfolio Stabilizer funds” on pg.40 of the prospectus:
The Portfolio Stabilizer funds. The following Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
2. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(1)
6. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(1)
7. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (1)
(1) Available on or after Nov. 14, 2016.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. For additional information about the Portfolio Stabilizer funds’ investment strategies, see the Funds’ prospectuses.
The following replaces first paragraph of the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Investing in the Portfolio Stabilizer funds and the Portfolio Navigator”:
Investing in the Portfolio Stabilizer funds and the Portfolio Navigator funds. You are responsible for determining which investment option is best for you. Currently, the PN program includes five Portfolio Navigator funds with risk profiles ranging from conservative to aggressive in relation to one another. There are seven Portfolio Stabilizer funds currently available. If your contract includes a living benefit rider and you invest in the Portfolio Navigator fund, you may only invest in one Portfolio Navigator fund at a time. If your contract includes a living benefit rider and you invest in Portfolio Stabilizer fund, effective Nov. 14, 2016, you may invest in more than one Portfolio Stabilizer fund at a time. Your investment professional can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the investment option you select is appropriate for you based on your investment objectives and/or risk profile. We and Columbia Management are not responsible for your decision to select a certain investment option or your decision to transfer to a different investment option.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-14 A (11/16)